Supplementary Financial Information (Asset Retirement and Mining Reclamation Obligations) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2017	Oct. 03, 2016	Oct. 02, 2016
Reductions:
Less amounts due currently	$ (55)			$ (99)
Noncurrent liability at end of period	1,671		$ 1,837
Nuclear Plant Decommissioning [Member]
Asset Retirement Obligations [Line Items]
Regulatory Assets				45
Reductions:
Ending balance, Liability				1,233
Predecessor
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability	860	$ 830
Additions:
Accretion		43
Adjustment for change in estimates		1
Asset Retirement Obligation, Liabilities Incurred		26
Reductions:
Payments		(40)
Ending balance, Liability	860	830				$ 860
Less amounts due currently						(51)
Noncurrent liability at end of period		809
Predecessor | Nuclear Plant Decommissioning [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability	530	508
Additions:
Accretion		22
Adjustment for change in estimates		0
Asset Retirement Obligation, Liabilities Incurred		0
Reductions:
Payments		0
Ending balance, Liability	530	508				530
Less amounts due currently						0
Noncurrent liability at end of period		530
Predecessor | Mining Land Reclamation [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability	208	215
Additions:
Accretion		16
Adjustment for change in estimates		0
Asset Retirement Obligation, Liabilities Incurred		14
Reductions:
Payments		(37)
Ending balance, Liability	208	215				208
Less amounts due currently						(50)
Noncurrent liability at end of period		158
Predecessor | Other Asset Retirement Obligations [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability	122	107
Additions:
Accretion		5
Adjustment for change in estimates		1
Asset Retirement Obligation, Liabilities Incurred		12
Reductions:
Payments		(3)
Ending balance, Liability	122	107				122
Less amounts due currently						$ (1)
Noncurrent liability at end of period		$ 121
Successor
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability			1,726
Additions:
Accretion	14		59
Adjustment for change in estimates			125
Asset Retirement Obligation, Liabilities Incurred			62
Reductions:
Payments	(6)		(36)
Ending balance, Liability	1,726		1,726	1,936	$ 1,718
Less amounts due currently				(99)
Noncurrent liability at end of period			1,837
Successor | Nuclear Plant Decommissioning [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability			1,200
Additions:
Accretion	8		33
Adjustment for change in estimates			0
Asset Retirement Obligation, Liabilities Incurred			0
Reductions:
Payments	0		0
Ending balance, Liability	1,200		1,200	1,233	1,192
Less amounts due currently				0
Noncurrent liability at end of period			1,233
Successor | Mining Land Reclamation [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability			375
Additions:
Accretion	5		18
Adjustment for change in estimates			81
Asset Retirement Obligation, Liabilities Incurred			0
Reductions:
Payments	(4)		(36)
Ending balance, Liability	375		375	438	374
Less amounts due currently				(93)
Noncurrent liability at end of period			345
Successor | Other Asset Retirement Obligations [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability			151
Additions:
Accretion	1		8
Adjustment for change in estimates			44
Asset Retirement Obligation, Liabilities Incurred			62
Reductions:
Payments	(2)		0
Ending balance, Liability	$ 151		151	265	$ 152
Less amounts due currently				$ (6)
Noncurrent liability at end of period			$ 259